Investment Strategy - Amplify Municipal CEF High Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Index, which is comprised of tax-exempt municipal bond closed-end funds. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds that are included in the Index. The Index seeks to measure the performance of the common stock (or its equivalent) of a select group of 30 U.S. exchange-listed municipal bond closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income, generally exempt from regular U.S. federal income taxes, and that is intended to be distributed on a monthly basis. By tracking the Index, the Fund seeks to provide high monthly income through exposure to municipal bond closed-end funds and may also have capital appreciation potential by seeking Underlying Funds that are trading at a discount to net asset value (the “Methodology”).

The initial Index universe begins with tax-exempt municipal bond closed-end funds whose shares are listed and trade on one of the following U.S. securities exchanges: the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange. From this initial universe, eligible constituents are then considered for inclusion based on its respective “Tier” classification, with funds qualifying as either a “Tier 1 Fund” or “Tier 2 Fund”. To be considered a “Tier 1 Fund,” a fund must meet the following criteria:

•        have net assets of at least $500 million;

•        have a six-month average daily traded value of at least $1 million;

•        have a fund yield that is greater than or equal to 1.2 times the median fund yield of dividend-paying funds within the municipal bond closed-end fund universe;

•        have a trading price differential to NAV (i.e., a trading price premium or discount to NAV) that is not in the top 25th percentile of the closed-end fund universe (with funds with premiums and smaller discounts rated more highly than those with larger discounts); and

•        have a gross expense ratio that is less than or equal to 6%.

To be considered a “Tier 2 Fund”, a fund must meet the following criteria:

•        have net assets of at least $250 million;

•        have a fund average daily traded value of at least $800,000;

•        have a fund yield that is greater than or equal to the median fund yield of dividend-paying funds within the closed-end fund universe;

•        have a trading price differential to NAV that is not in the top 10th percentile of the closed-end fund universe; and

•        have a gross expense ratio that is less than or equal to 6%.

A combined rank score for each eligible Index constituent is then calculated based on the following criteria and calculated in accordance with the Index methodology: fund yield (descending); fund trading premium/discount (ascending); and fund average daily traded value (descending). Each fund is then assigned an overall rank based on its combined rank score. The Index selects the Tier 1 Funds with a rank of 1 through 30. However, if fewer than 30 Tier 1 Funds are selected, the Index includes the Tier 2 Funds with the best overall rank not already selected as Tier 1 Funds until the Index either reaches a total of 30 constituents or the list of eligible Tier 2 Funds is exhausted. If there are still less than 30 constituents selected at this point, the Index includes the remaining funds with the lowest overall rank, not already selected as Tier 1 or Tier 2 Funds, until 30 constituents are selected. The Index will have a total of 30 constituents.

Index constituents are weighted according to a “modified” fund-yield weighted methodology. The initial Index weights are determined by dividing each Underlying Fund’s Fund Yield by the total Fund Yield of all the Underlying Funds.

Initial weights are adjusted at the semi-annual rebalance to comply with the lesser of the following ongoing maximum weight constraints:

•        no constituent may exceed 5%;

•        no constituent may exceed the ratio of 10 days of a constituent’s fund average daily traded value divided by 110% of the Fund’s net assets; and

•        no constituent may exceed the ratio of 2.7% of a constituent’s net assets divided by 110% of the Fund’s net assets.

The Index weight adjustment is conducted such that any excess weight from a constituent exceeding its max weight is redistributed proportionally to other eligible constituents. The Index is rebalanced and reconstituted semi-annually, effective on the trading day following the third Friday in January and July. The rebalance and reconstitution of the Index is conducted using reference data as of the third Friday of the month prior (December and June, respectively). The Index may be adjusted more frequently for specific corporate events, as detailed in the Methodology.

The Index is unmanaged and cannot be invested in directly. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the Underlying Funds comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the Underlying Funds in the Index.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index upon which the Fund is based concentrates in an industry or a group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Index, which is comprised of tax-exempt municipal bond closed-end funds.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index upon which the Fund is based concentrates in an industry or a group of industries.